Trade accounts receivable	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable
6.	Trade accounts receivable

As of December 31, 2017, 2018 and 2019, the trade accounts receivable was comprised of the following:

	December 31, 2017		December 31, 2018		December 31, 2019
Trade accounts receivable	Ps.	1,028,898	Ps.	1,444,037	Ps.	1,530,432
Allowance for expected credit loss		(31,528)		(48,675)		(51,022)
	Ps.	997,370	Ps.	1,395,362	Ps.	1,479,410

The accounts receivable includes balances to be reimbursed to the Company by domestic and international airlines for passenger charges fees (TUA) of Ps.644,142, Ps.995,929 and Ps.979,037 as of December 31, 2017, 2018 and 2019, respectively. Passenger charges are payable for each passenger (other than diplomats, infants, transfer and transit passengers) departing from the airport terminals operated by the Company and are collected by the airlines and subsequently remitted to the Company.

The movements for bad debt expense in the expected credit loss are recognized under cost of services in the consolidated statement of profit or loss and other comprehensive income.

	2017		2018		2019
Beginning balance	Ps.	(30,622)	Ps.	(31,528)	Ps.	(48,675)
Bad debt expense		(12,006)		(25,289)		(22,125)
Reversal of bad debts		11,100		8,142		19,778
Ending balance	Ps.	(31,528)	Ps.	(48,675)	Ps.	(51,022)

The allowance for expected credit loss is comprised of customer balances that are in litigation or bankruptcy procedure and legal proceedings, which at the date of the consolidated financial statements are not yet completed. As of December 31, 2017, 2018 and 2019 these balances amounted to Ps.12,412, Ps.17,145 and Ps.16,626, respectively. The allowance also includes customer balances in arrears in their payments and in a process of regularization; therefore, they have not been sued. As of December 31, 2017, 2018 and 2019 the amount of these balances amounted to Ps.19,116, Ps.31,530 and Ps.34,396, respectively. During 2017, 2018 and 2019, the Company recognized reversals of bad debt of the balances that were in a legal process with an unfavorable outcome for the Company. The amount of these bad debt expense totaled Ps.11,100, Ps.8,142 and Ps.19,778 , respectively also decreasing the balance of accounts receivable. The reversal of bad debts had no effect on the operating results of the Company during 2017, 2018 and 2019.  In 2017, 2018 and 2019 cancellations were not made for allowance.

The allowance for expected credit loss of trade accounts receivable and asset by contracts are based on assumptions about the probability and severity of expected loss. The Company uses judgement to make these assumptions, selecting key and input data for the calculation of the said affirmation prospective at the end of each reporting period.

The following are past due balances of accounts receivable, for which there has not been a provision of allowance for doubtful accounts, according to the Company’s policy and their maturity date:

	December 31, 2017		December 31, 2018		December 31, 2019
Accounts receivables past due from 1 to 30 days	Ps.	45,895	Ps.	70,073	Ps.	133,533
Accounts receivables past due 31 to 60 days		11,588		25,934		91,640
Accounts receivables past due 61 to 90 days		5,966		14,482		30,832
Accounts receivables past due more than 90 days		207		93		24
	Ps.	63,656	Ps.	110,582	Ps.	256,029

The following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2017		December 31, 2018		December 31, 2019
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	25.5%	3.5%	22.5%	3.6%	17.8%	3.8%
Aeroenlances Nacionales, S.A. de C.V.	6.7%	1.4%	11.4%	1.1%	8.7%	1.4%
ABC Aerolíneas, S.A. de C.V.	12.0%	1.3%	11.3%	1.3%	6.7%	1.1%
Aerovías de México, S.A. de C.V.	6.0%	0.9%	6.3%	0.6%	5.9%	0.8%

The Company has cash, bonds and goods that guarantee certain amounts from TUA as well as accounts receivable from clients as of December 31, 2017, 2018 and 2019. These guarantees could be applied to any unpaid balance in the event of a breach from clients and under certain circumstances.